Income (Loss) Per Share (Details) - Schedule of Earnings Per Share, Basic and Diluted (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted [Abstract]
Net loss attributable to common shareholders (in Dollars)					$ (556,655)	$ (344,487)
Net loss attributable to common shareholders, shares	30,371,299	29,298,284	30,472,447	28,658,556	28,971,983	25,119,175
Net loss attributable to common shareholders, per-share amount (in Dollars per share)	$ (0.11)	$ (0.01)	$ (0.20)	$ 0	$ (0.02)	$ (0.01)
Effect of dilutive securities
Convertible preferred stock, sahres					15,534,247	30,000,000
Net loss attributable to common shareholders and assumed conversions (in Dollars)					$ (556,655)	$ (344,487)
Net loss attributable to common shareholders and assumed conversions, shares	45,371,299	44,298,284	45,472,447	44,372,842	44,506,230	55,119,175
Net loss attributable to common shareholders and assumed conversions, per-share amount (in Dollars per share)	$ (0.07)	$ 0	$ (0.13)	$ 0	$ (0.01)	$ (0.01)